Accounts receivable, net (Details Textual) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts Receivable, Current	¥ 481,186	¥ 252,905	¥ 100,040	¥ 46,441